Note 33 Commitments and guarantees given (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		€ 188,515	€ 152,868	€ 136,920
Financial guarantees given Memorandum		22,503	18,839	16,511
Memorandum other commitments given		51,215	42,577	39,137
Total Loan commitments and financial guarantees		262,233	214,283	192,568
Defaulted [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		160	165	177
Financial guarantees given Memorandum	[1]	192	229	281
Memorandum other commitments given	[1]	439	636	689
Central banks [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		254	0	0
Financial guarantees given Memorandum		0	0	0
Memorandum other commitments given		0	0	0
Government [member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		3,247	3,115	3,031
Financial guarantees given Memorandum		183	74	96
Memorandum other commitments given		354	327	215
Banks [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		13,441	15,595	15,407
Financial guarantees given Memorandum		636	978	475
Memorandum other commitments given		6,447	3,607	4,134
Other financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		8,656	7,063	5,895
Financial guarantees given Memorandum		2,843	2,177	1,263
Memorandum other commitments given		3,256	1,837	1,758
Non financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		82,891	71,303	68,120
Financial guarantees given Memorandum		18,724	15,460	14,541
Memorandum other commitments given		41,005	36,681	32,858
Households [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		80,026	55,791	44,467
Financial guarantees given Memorandum		116	150	135
Memorandum other commitments given		€ 153	€ 125	€ 171

[1]	(1) Non-performing financial guarantees given amounted to €631, €865, and €970 million, respectively, as of December 31, 2024, 2023 and 2022.